Asset Purchase Agreement	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Asset Acquisition [Abstract]
Asset Purchase Agreement

Note 5. Asset Purchase Agreement

On April 1, 2022, the Company completed an asset purchase agreement with HESP LLC, the assignee of tecarfarin and related assets (the “Asset Purchase Agreement”). Pursuant to the terms of the Asset Purchase Agreement, the Company acquired all of the assets of HESP LLC, including all intellectual property and other rights related to tecarfarin, the tecarfarin IND 77041, all rights under the license, development and commercialization agreement dated as of September 16, 2015 by and between Armetheon, Inc. (“Armetheon”) (which was later assigned by Armetheon to Espero BioPharma, Inc. (“Espero”), and China Cardiovascular Focus Ltd, an affiliate of Lee’s Pharmaceutical Holdings Limited (“Lee’s Pharmaceutical”), relating to tecarfarin and related trademarks. In consideration of the purchase of the assets, the Company paid HESP LLC $100,000 on the closing date and paid an additional $100,000 on June 1, 2022. As additional consideration, the Company agreed to pay HESP LLC the following development milestone payments:

Development Milestones	Milestone Payments
Completion of enrollment of Lee’s Pharmaceutical Phase 3 clinical trial	$250,000
First MAA submitted in the People’s Republic of China	350,000
First Commercial Sale to a Third Party	$1,200,000

Financing Milestones

As additional consideration, the Company agreed to pay the following amounts, up to $2,000,000, upon each financing milestone as follows (i) 35% of any proceeds received from any licensing or partnering revenue; and (ii) IPO proceeds. The aggregate payments under the development milestone payments and financing milestone payments shall not exceed $2,000,000.

The Company accounted for the transaction as an asset acquisition as substantially all of the estimated fair value of the gross assets acquired was concentrated in a single identified in-process research and development asset, the tecarfarin asset, thus satisfying the requirements of the screen test in accordance with the criteria under ASC 805-10-55-5C. The assets acquired in the transaction were measured based on the fair value of the consideration paid including the direct transaction costs of $20,095, as the fair value of the consideration paid was more readily determinable than the fair value of the assets acquired. The following table summarizes the initial purchase price of the assets acquired:

In process research and development	$200,000
Transaction costs	20,095
Total	$220,095

All costs the Company incurred in connection with this Asset Purchase Agreement were recognized as research and development expenses in the Company’s statement of operations and comprehensive loss as these assets had no alternative future use at the time of the acquisition transaction. Due to the nature of the regulatory, sales and financing-based milestones, the contingent consideration was not included in the initial cost of assets purchased as they are contingent upon events that are outside the Company’s control.

However, upon achievement or anticipated achievement of each milestone, the Company will recognize the related appropriate payment as additional research and development expense. Contingent consideration will not be recorded until it is probable the milestone events occur.

On August 18, 2022, the Company entered into an Amendment to Asset Purchase Agreement, whereby in lieu of the $1,800,000 cash payment that would have been due to HESP LLC pursuant to the Asset Purchase Agreement as a result of an initial public offering, HESP LLC agreed to accept shares of the Company’s common stock, such number of shares to be calculated based upon a 40% discount to the price of the Company’s common stock sold in the initial public offering.

As of December 31, 2022, none of the contingent events have occurred. On January 19, 2023, the Company issued 600,000 shares of common stock to HESP LLC, pursuant to the terms of an Amendment to the Asset Purchase Agreement, dated August 18, 2022, between the Company and HESP LLC. The Company recognized the stock payment of $3.0 million as research and development expense on January 19, 2023.

Note 5. Asset Purchase Agreement

On April 1, 2022, the Company completed an asset purchase agreement with HESP LLC, the assignee of tecarfarin and related assets (the “Asset Purchase Agreement”). Pursuant to the terms of the Asset Purchase Agreement, the Company acquired all of the assets of HESP LLC, including all intellectual property and other rights related to tecarfarin, the tecarfarin IND 77041, all rights under the license, development and commercialization agreement dated as of September 16, 2015 by and between Armetheon, Inc. (“Armetheon”) (which was later assigned by Armetheon to Espero BioPharma, Inc. (“Espero”), and China Cardiovascular Focus Ltd, an affiliate of Lee’s Pharmaceutical Holdings Limited (“Lee’s Pharmaceutical”), relating to tecarfarin and related trademarks. In consideration of the purchase of the assets, the Company paid HESP LLC $100,000 on the closing date and paid an additional $100,000 on June 1, 2022. As additional consideration, the Company agreed to pay HESP LLC the following development milestone payments:

Development Milestones	Milestone Payments
Completion of enrollment of Lee’s Pharmaceutical Phase 3 clinical trial	$250,000
First MAA submitted in the People’s Republic of China	350,000
First Commercial Sale to a Third Party	$1,200,000

Financing Milestones

As additional consideration, the Company agreed to pay the following amounts, up to $2,000,000, upon each financing milestone as follows (i) 35% of any proceeds received from any licensing or partnering revenue; and (ii) IPO proceeds. The aggregate payments under the development milestone payments and financing milestone payments shall not exceed $2,000,000.

The Company accounted for the transaction as an asset acquisition as substantially all of the estimated fair value of the gross assets acquired was concentrated in a single identified in-process research and development asset, the tecarfarin asset, thus satisfying the requirements of the screen test in accordance with the criteria under ASC 805-10-55-5C. The assets acquired in the transaction were measured based on the fair value of the consideration paid including the direct transaction costs of $20,095, as the fair value of the consideration paid was more readily determinable than the fair value of the assets acquired. The following table summarizes the purchase price of the assets acquired:

In process research and development	$200,000
Transaction costs	20,095
Total	$220,095

All costs the Company incurred in connection with this Asset Purchase Agreement were recognized as research and development expenses in the Company’s statement of operations and comprehensive loss as these assets had no alternative future use at the time of the acquisition transaction. Due to the nature of the regulatory, sales and financing-based milestones, the contingent consideration was not included in the initial cost of assets purchased as they are contingent upon events that are outside the Company’s control.

However, upon achievement or anticipated achievement of each milestone, the Company will recognize the related appropriate payment as additional research and development expense. Contingent consideration will not be recorded until it is probable the milestone events occur.

On August 18, 2022, the Company entered into an Amendment to Asset Purchase Agreement, whereby in lieu of the $1,800,000 cash payment that would have been due to HESP LLC pursuant to the Asset Purchase Agreement as a result of an initial public offering, HESP LLC agreed to accept shares of the Company’s common stock, such number of shares to be calculated based upon a 40% discount to the price of the Company’s common stock sold in the initial public offering. If and when it is determined that it is probable this financing-based milestone (initial public offering) will be achieved, the Company will recognize the payment of $3.0 million as research and development expense.

As of December 31, 2022, none of the contingent events have occurred.